OTHER ASSETS AND NON-CURRENT ASSETS HELD FOR SALE (Details) - CLP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Other Assets And Non-current Assets Held For Sale
Rentals in advance	[1]	$ 7,960	$ 10,181
Accounts and notes receivable	[2]	200,697	139,683
Prepaid expenses		13,501	5,715
Projects under development	[3]	4,312	7,939
Assets for leasing	[4]	25,741	29,017
Margin accounts	[5]	117,059	195,995
Others		59,755	38,864
Total		$ 429,025	$ 427,394

[1]	Rent paid in advance to SMU S.A by the places to install ATMs (See Note 32 Related Party Transactions, letter b)).
[2]	This includes rights and accounts that fall outside the Bank's line of business such as tax credits, cash guarantee deposits and other balances pending collections.
[3]	Information system and other projects under development.
[4]	Fixed assets available for delivery under the financial leases. Within this item, are included items recovered from leasing kept for sale, corresponding to computers, furniture, and transportation equipment. These assets are available for sale and have high probability of being sold. For most of such assets, the Bank expects to complete the sale within one year from the date when the assets are classified as available for sale and/or lease assets recovered held for sale.
[5]	Guarantees for financial transactions.